Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Build Bond Innovation ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Build Bond Innovation ETF NAV
Account Value	$ 10,608	$ 9,398	$ 9,192
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,908	$ 8,880	$ 8,824